                                  T. Rowe Price
--------------------------------------------------------------------------------
                                  Annual Report
                              Small-Cap Stock Fund
--------------------------------------------------------------------------------
                                December 31, 2000
================================================================================
REPORT HIGHLIGHTS
-----------------
SMALL-CAP STOCK FUND
--------------------
     * The devastation in technology, telecom, and Internet stocks left small-cap value stocks unscathed.
     * Your fund resisted the powerful sell-off in late 2000, advancing 4.61% in the second half to cap an outstanding 16.49% gain for the year.
     * Value stocks in the energy, financial, and utility sectors were our top performers, while technology stocks were the worst detractors.
     * Small-caps remain attractively valued, and a blend of growth and value stocks should be ideal in this treacherous but fertile environment.

================================================================================
UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

================================================================================
FELLOW SHAREHOLDERS
-------------------

     What bear market? Small-cap value stocks, which have formed the core of our investment approach since we took over the fund eight years ago, finally got another chance to ride the bull after being thrown in the mid-1990s. Though 2000 will be remembered by some as the worst year for stocks since bell-bottoms were in fashion, neglected and inexpensive small-cap shares came back into vogue. Investors were finally rewarded for holding diversified portfolios.



PERFORMANCE COMPARISON
----------------------
Periods Ended 12/31/00        6 Months          12 Months
----------------------        --------          ---------
Small-Cap Stock Fund            4.61%             16.49%
Russell 2000 Index             -5.88              -3.02
Lipper Small-Cap
 Core Fund Index               -1.49               6.93
S&P 500 Stock Index            -8.72              -9.11

     In absolute terms and compared with our benchmarks, the Small-Cap Stock Fund's performance was outstanding in 2000, as we posted a healthy second-half gain despite the market's crash landing. As shown in the table, the fund's gain of 4.61% over six months and 16.49% for the year far exceeded the performance of the unmanaged Russell 2000 Index of smaller companies, the average competing fund as measured by Lipper, and the large-cap Standard & Poor's 500 Stock Index. Our strong results owed as much to the stocks we decided to buy as to those we avoided. While we were punished in the second half of 1999 for not owning the highflying Internet and technology shares, we were rewarded in 2000 as their pie-in-the-sky business models got thrown back in investors' faces. We kept our shareholders healthy by refusing to handle most of these "bleeding edge" technology stocks.

YEAR-END DISTRIBUTIONS
----------------------

     Your fund's Board of Directors declared a year-end income distribution of $0.14 per share and a capital gain distribution of $2.46, of which $2.04 was long term and $0.42 was short term. These were paid on December 14 to shareholders of record on December 12. You should already have received your check or statement reflecting them as well as our Form 1099-DIV summarizing this information for 2000 tax purposes.

INVESTMENT REVIEW
-----------------

     Several segments of the Russell 2000 Index posted excellent returns in the second half. Utilities rose nearly 38%, energy gained 25%, and financial stocks advanced almost 22%. By contrast, last year's glamour sectors were badly tarnished. Telecom services plunged 70% and information technology fell 41%. A slowdown in the economy caused a 21% loss in small-cap industrial stocks.


   *************************************************************************

          Sector Diversification chart description: Pie chart with eight wedges as follows: Business Services and Transportation, 20%; Capital Equipment, Process Industries, and Basic Materials, 5%; Technology, 10%; Consumer Services, Cyclicals, and Education, 19%; Financial, 14%; Energy and Utilities, 11%; Consumer Nondurables, 14%; Reserves, 7%.

   *************************************************************************

     Your fund benefited from strong stock selection in the financial sector. Though we had less exposure to financials than the index, our holdings, led by Downey Financial, surged more than 40% -- nearly twice as strong as the overall small-cap financial sector. Downey, a Newport Beach, California, savings and loan, rose more than 90% in the second half and 175% for the year. Investors recognized Downey's strong franchise value and may have anticipated that rate cuts by the Federal Reserve would boost the firm's earnings in 2001 and beyond. (In a surprise move between regular meetings, the Fed cut the key federal funds rate by a half point on January 3, after the end of the period under review.) Another strong performer was Southwest Bancorp, a solidly managed Houston bank that more than doubled in the past six months following strong results. Southwest's location in the Texas oil patch helps keep fundamentals looking strong in the near term. The financial sector alone accounted for about half of the fund's second-half gain.

     Overweighting the energy sector also aided results, and our selections here rose nearly 32% in the second half, led by Barrett Resources and Cross Timbers Oil, each of which soared more than 80%. These companies with their proven natural gas reserves are benefiting from the gas shortage and this winter's soaring prices. Inventories of natural gas, which is used increasingly as a cleaner fuel, ended the year 29% below year-ago levels.

Utilities power gains
---------------------

     Though the fund had only half as large a weighting in utilities as the Russell 2000 Index weight of 4.3%, our holdings surged 63%, well ahead of the index components. Cleco was the fund's top performer here, gaining nearly 67% for the half. Investors came to appreciate its independent power generation subsidiary, which sells electric power to other utilities.

     Technology, telecom services, and industrial stocks detracted significantly from performance. Still, stock selection in industrials and technology, as well as a significant underweighting in telecom services, aided results relative to the index. Three of the fund's largest detractors came from the technology sector. Littelfuse and Artesyn Technologies declined 42% and 43%, respectively. Both experienced significant slowdowns in end-product demand and preannounced earnings shortfalls for the fourth quarter. Keynote Systems, which provides products to measure Web site performance, experienced slower growth as its dot-com customers deferred spending. The stock fell from above $70 to about $14 during the second half.

PORTFOLIO HIGHLIGHTS
--------------------

     The fund's largest purchase in the second half was Valley National Bancorp, a regional bank in northern New Jersey with 117 branches and $6.4 billion in assets. The bank has a strong franchise, steady loan growth, and a high return on assets. Management and employees are also significant shareholders and have always been focused on improving earnings per share.

     Our second-largest purchase, Artesyn Technologies, discussed above, is a global manufacturer of power control and conversion systems. Its products convert electrical currents and regulate the voltage of electricity as it enters a computer. Artesyn products also act as a backup to any brief power outages. The company is introducing many smaller and faster new products over the next year that will sell into the rapidly growing markets for Internet servers and telecommunications base stations. We bought the stock ahead of the new product cycle anticipating that investors would give Artesyn a higher valuation when these products come to market. Unfortunately, the company's sales fell short of expectations in the fourth quarter due to a component shortage. Artesyn performed well in the first half but gave up those gains and more late in the year. We remain committed to the stock.

     Black Box, our third-largest purchase, is a marketer of computer accessory, wiring, and networking products sold through a catalog. The company has been able to develop a very loyal customer base around the world by offering free technical assistance. Black Box has recently expanded into on-site wiring services. The company sells and installs the computer and telephone wiring for new and existing offices, schools, retail establishments, and other commercial locations. Through acquisitions of regional wiring companies, Black Box has built a business that should be larger than its traditional computer product sales this year. Black Box's earnings are expected to grow 25% this year, and we were able to purchase the stock at a reasonable forward price/earnings multiple of 17.

Largest sales
-------------

     Our largest sales included Texas Instruments, US Can, and Technitrol. Texas Instruments bought chipmaker Burr Brown, in which we had a big position. Following the acquisition, we sold TI because of its extremely large market capitalization. Similarly, we exited US Can when management completed a leveraged buyout last summer. Finally, we took profits by selling about half of our position in Technitrol, a networking component manufacturer that soared in 2000 and hit our price targets.

OUTLOOK
-------


GROWTH VS. VALUE
----------------                1999       2000
                                ----       ----
Russell 2000 Growth Index      43.09%    -22.43%
Russell 2000 Value Index       -1.49      22.83


     Last year, your fund made up the ground it had lost to aggressive growth competitors in 1999's Internet-crazed market. A more balanced perspective comes from viewing both years together. While performance lagged the Russell 2000 by seven percentage points in 1999, the fund outperformed the index by nearly 20 percentage points last year. Neither period is typical.

     Moving ahead we can expect more moderate results versus the index. We continue to believe small-caps will outperform large-caps in the intermediate future. While large-cap shares fell hard last year, their valuations remain stretched. Meanwhile, empirical evidence suggests small-caps remain quite attractively valued compared with historical averages. New Economy companies still possess tremendous growth potential, but valuations in some sectors remain inflated, and standing near a bursting bubble can be hazardous. Therefore, we believe our time-tested strategy of blending growth and value is particularly right for these times.

Respectfully submitted,

/s/

Greg A. McCrickard
President of the fund and chairman of its Investment Advisory Committee

January 16, 2001

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.


================================================================================
T. Rowe Price Small-Cap Stock Fund
----------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
TWENTY-FIVE LARGEST HOLDINGS
----------------------------
                                                                    Percent of
                                                                    Net Assets
                                                                      12/31/00
-------------------------------------------------------------------------------
  Downey Financial                                                        2.3%
-------------------------------------------------------------------------------
  Cleco                                                                   2.0
-------------------------------------------------------------------------------
  Harman International                                                    1.7
-------------------------------------------------------------------------------
  Barrett Resources                                                       1.6
-------------------------------------------------------------------------------
  PartnerRe                                                               1.4
-------------------------------------------------------------------------------

  Lincare                                                                 1.4
-------------------------------------------------------------------------------
  Brown and Brown                                                         1.4
-------------------------------------------------------------------------------
  WestAmerica                                                             1.3
-------------------------------------------------------------------------------
  Valley National Bancorp                                                 1.3
-------------------------------------------------------------------------------
  Cross Timbers Oil                                                       1.3
-------------------------------------------------------------------------------
  Matthews International                                                  1.2
-------------------------------------------------------------------------------
  Chittenden                                                              1.2
-------------------------------------------------------------------------------
  Insituform Technologies                                                 1.2
-------------------------------------------------------------------------------
  Southwest Bancorp                                                       1.2
-------------------------------------------------------------------------------
  Noble Affiliates                                                        1.2
-------------------------------------------------------------------------------
  Inhale Therapeutic Systems                                              1.2
-------------------------------------------------------------------------------
  Maximus                                                                 1.1
-------------------------------------------------------------------------------
  SCP Pool                                                                1.1
-------------------------------------------------------------------------------
  Seacor Smit                                                             1.1
-------------------------------------------------------------------------------
  Iron Mountain                                                           1.1
-------------------------------------------------------------------------------
  Casey's General Stores                                                  1.0
-------------------------------------------------------------------------------
  Littelfuse                                                              1.0
-------------------------------------------------------------------------------
  Tetra Tech                                                              0.9
-------------------------------------------------------------------------------
  F. Y. I.                                                                0.9
-------------------------------------------------------------------------------
  NetIQ                                                                   0.9
-------------------------------------------------------------------------------
  Total                                                                  32.0%

  Note: Table excludes reserves.

================================================================================

T. Rowe Price Small-Cap Stock Fund
----------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
MAJOR PORTFOLIO CHANGES
-----------------------
Listed in descending order of size

6 Months Ended 12/31/00
-----------------------
TEN LARGEST PURCHASES
---------------------
Valley National Bancorp *
Artesyn Technologies *
Black Box *
Harman International
Seacor Smit
Harmonic *
Houghton Mifflin
Atwood Oceanics *
Wilson Greatbatch Technologies *
Edwards Lifesciences *

TEN LARGEST SALES
-----------------
Texas Instruments **
US Can **
Technitrol
Southwest Bancorp
Keynote Systems
C.H. Robinson Worldwide
Applied Micro Circuits
Kennametal **
Burr Brown **
Performance Food Group **

  *  Position added
 **  Position eliminated

================================================================================

T. Rowe Price Small-Cap Stock Fund
----------------------------------
PERFORMANCE COMPARISON
----------------------
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


Date            Russell 2000 Index      Small-Cap Stock Fund
----            ------------------      --------------------
12/31/1990            10000                     10000
12/31/1991            14604                     13860
12/31/1992            17293                     15787
12/31/1993            20558                     18693
12/31/1994            20183                     18708
12/31/1995            25925                     25040
12/31/1996            30201                     30312
12/31/1997            36955                     39046
12/31/1998            36015                     37697
12/31/1999            43670                     43224
12/31/2000            42351                     50352


AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 12/31/00           1 Year      3 Years      5 Years      10 Years
----------------------           ------      -------      -------      --------
Small-Cap Stock Fund             16.49%        8.85%       14.99%        17.54%

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================

T. Rowe Price Small-Cap Stock Fund
----------------------------------For a share outstanding throughout each period FINANCIAL HIGHLIGHTS
--------------------     SMALL-CAP STOCK SHARES
                                 Year
                                Ended
                             12/31/00  12/31/99   12/31/98   12/31/97  12/31/96
NET ASSET VALUE
Beginning of period          $  22.80  $  20.79   $  22.20   $  18.07  $  16.32
--------------------------------------------------------------------------------
Investment activities
 Net investment income(loss)    0.15      0.09       0.08       0.05      0.09
 Net realized and
 unrealized gain (loss)         3.52      2.89      (0.89)      5.13      3.33
--------------------------------------------------------------------------------
 Total from
 investment activities          3.67      2.98      (0.81)      5.18      3.42
--------------------------------------------------------------------------------
Distributions
 Net investment income         (0.14)    (0.08)     (0.10)     (0.04)    (0.09)
 Net realized gain             (2.46)    (0.89)     (0.50)     (1.01)    (1.58)
--------------------------------------------------------------------------------
 Total distributions           (2.60)    (0.97)     (0.60)     (1.05)    (1.67)
--------------------------------------------------------------------------------
NET ASSET VALUE
End of period                $ 23.87   $ 22.80    $ 20.79    $ 22.20   $ 18.07

Ratios/Supplemental Data
Total return*                 16.49%    14.66%     (3.46)%    28.81%    21.05%
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets             0.94%     0.96%      1.01%      1.02%     1.07%
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                     0.63%     0.47%      0.46%      0.33%     0.56%
--------------------------------------------------------------------------------
Portfolio turnover rate        32.8%     42.3%      25.9%      22.9%     31.1%
--------------------------------------------------------------------------------
Net assets, end of period
(in millions)                $ 2,255   $ 1,740    $ 1,153    $  816    $  416
--------------------------------------------------------------------------------

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Small-Cap Stock Fund
----------------------------------                            December 31, 2000
PORTFOLIO OF INVESTMENTS
------------------------                            Shares/Par        Value
In thousands
COMMON STOCKS  93.1%

FINANCIAL  13.9%
Bank and Trust  9.2%
Charter One Financial                                239,347   $       6,911
-------------------------------------------------------------------------------
Chittenden                                           914,500          27,721
-------------------------------------------------------------------------------
Citizens Banking                                     611,900          17,841
-------------------------------------------------------------------------------
Downey Financial                                     927,400          51,007
-------------------------------------------------------------------------------
First Bell Bancorp                                    95,300           1,313
-------------------------------------------------------------------------------
First Mariner Bancorp                                 45,500             185
-------------------------------------------------------------------------------
Frankfort First Bancorp +                             71,500             970
-------------------------------------------------------------------------------
Glacier Bancorp                                      497,690           6,128
-------------------------------------------------------------------------------
Marshall & Ilsley                                     28,800           1,464
-------------------------------------------------------------------------------
Southwest Bancorp *                                  637,600          27,397
-------------------------------------------------------------------------------
Summit Bancorp                                       205,300           7,840
-------------------------------------------------------------------------------
Valley National Bancorp                              898,800          29,941
-------------------------------------------------------------------------------
WestAmerica                                          709,100          30,513
-------------------------------------------------------------------------------
                                                                     209,231
-------------------------------------------------------------------------------
Insurance  4.2%
Brown and Brown                                      900,300          31,510
-------------------------------------------------------------------------------
Harleysville Group                                   208,600           6,134
-------------------------------------------------------------------------------
London Pacific Group ADR                             631,500           4,776
-------------------------------------------------------------------------------
PartnerRe Holdings                                   534,600          32,611
-------------------------------------------------------------------------------
Selective Insurance                                  148,000           3,603
-------------------------------------------------------------------------------
W. R. Berkley                                        324,900          15,341
-------------------------------------------------------------------------------
                                                                      93,975
-------------------------------------------------------------------------------

Financial Services  0.5%
Delta Financial *                                    284,000              89
-------------------------------------------------------------------------------
Financial Federal *                                  218,700           5,221
-------------------------------------------------------------------------------
ITLA Capital *                                       268,000           5,142
-------------------------------------------------------------------------------
                                                                      10,452
-------------------------------------------------------------------------------
Total Financial                                                      313,658
-------------------------------------------------------------------------------

UTILITIES  2.5%
Electric Utilities  2.1%
Cleco                                                839,400          45,957
-------------------------------------------------------------------------------
Unisource Energy                                      95,300           1,793
-------------------------------------------------------------------------------
                                                                      47,750
-------------------------------------------------------------------------------
Telephone  0.4%
Rural Cellular (Class A) *                           108,000   $       3,196
-------------------------------------------------------------------------------
Western Wireless *                                   148,000           5,805
-------------------------------------------------------------------------------
                                                                       9,001
-------------------------------------------------------------------------------
Total Utilities                                                       56,751
-------------------------------------------------------------------------------

CONSUMER NONDURABLES  14.4%
Food Processing  1.5%
American Italian Pasta *                             319,800           8,575
-------------------------------------------------------------------------------
International Multifoods +                         1,004,900          20,412
-------------------------------------------------------------------------------
Makepeace *                                              164           1,148
-------------------------------------------------------------------------------
Seneca Foods (Class A) *                             167,700           2,390
-------------------------------------------------------------------------------
Seneca Foods (Class B) *                              72,200           1,060
-------------------------------------------------------------------------------
                                                                      33,585
-------------------------------------------------------------------------------

Hospital Supplies/Hospital Management  5.1%
Airgas *                                             683,200           4,654
-------------------------------------------------------------------------------
Cephalon *                                           323,517          20,473
-------------------------------------------------------------------------------
Hooper Holmes                                        826,800           9,144
-------------------------------------------------------------------------------
Lincare Holdings *                                   562,000          32,052
-------------------------------------------------------------------------------
Mentor                                               939,000          18,516
-------------------------------------------------------------------------------
Molecular Devices *                                  172,800          11,821
-------------------------------------------------------------------------------
Renal Care Group *                                   392,950          10,769
-------------------------------------------------------------------------------
Steris *                                             502,100           8,096
-------------------------------------------------------------------------------
                                                                     115,525
-------------------------------------------------------------------------------
Pharmaceuticals  1.0%
Arena Pharmaceuticals *                               47,700             741
-------------------------------------------------------------------------------
AtheroGenics *                                         7,300              36
-------------------------------------------------------------------------------
Aurora Biosciences *                                 144,000           4,532
-------------------------------------------------------------------------------
Incyte Genomics *                                    115,200           2,862
-------------------------------------------------------------------------------
Noven Pharmaceuticals *                               95,300           3,550
-------------------------------------------------------------------------------
NPS Pharmaceuticals *                                188,200           9,004
-------------------------------------------------------------------------------
Triangle Pharmaceuticals *                           526,300           2,615
-------------------------------------------------------------------------------
                                                                      23,340
-------------------------------------------------------------------------------
Biotechnology  3.3%
Abgenix *                                             81,200           4,798
-------------------------------------------------------------------------------
Alkermes *                                           210,500           6,611
-------------------------------------------------------------------------------
COR Therapeutics *                                   224,300           7,886
-------------------------------------------------------------------------------
Cubist Pharmaceuticals *                              74,500   $       2,195
-------------------------------------------------------------------------------
Deltagen *                                           121,500           1,291
-------------------------------------------------------------------------------
EDEN Bioscience *                                     59,600           1,782
-------------------------------------------------------------------------------

Edwards Lifesciences *                               422,000           7,491
-------------------------------------------------------------------------------
Genaissance Pharmaceuticals *                          5,100              92
-------------------------------------------------------------------------------
Gilead Sciences *                                     28,800           2,389
-------------------------------------------------------------------------------
Inhale Therapeutic Systems *                         536,200          26,827
-------------------------------------------------------------------------------
Neose Technologies *                                  22,700             748
-------------------------------------------------------------------------------
Neurocrine Biosciences *                             168,800           5,586
-------------------------------------------------------------------------------
Serologicals *                                       402,200           6,071
-------------------------------------------------------------------------------
ViroPharma *                                          71,500           1,032
-------------------------------------------------------------------------------
                                                                      74,799
-------------------------------------------------------------------------------
Health Care Services  1.7%
AmeriPath *                                          645,400          16,175
-------------------------------------------------------------------------------
Boron LePore & Associates *                          107,200           1,122
-------------------------------------------------------------------------------
Bruker Daltonics *                                     7,600             180
-------------------------------------------------------------------------------
Orthodontic Centers of America *                     287,000           8,969
-------------------------------------------------------------------------------
Packard BioScience *                                 176,800           2,028
-------------------------------------------------------------------------------
Wilson Greatbatch Technologies *                     366,800          10,362
-------------------------------------------------------------------------------
                                                                      38,836
-------------------------------------------------------------------------------
Miscellaneous Consumer Products  1.7%
Coach *                                               83,900           2,412
-------------------------------------------------------------------------------
Cone Mills *                                         741,200           1,899
-------------------------------------------------------------------------------
Culp                                                 263,400             527
-------------------------------------------------------------------------------
Dan River *                                          965,200           2,143
-------------------------------------------------------------------------------
Polymer Group                                        382,300           2,055
-------------------------------------------------------------------------------
QuikSilver *                                         251,200           4,867
-------------------------------------------------------------------------------
Reebok International *                               246,800           6,748
-------------------------------------------------------------------------------
Sola *                                             1,060,700           4,375
-------------------------------------------------------------------------------
Stride Rite                                          860,900           6,026
-------------------------------------------------------------------------------
Unifi *                                              596,800           5,334
-------------------------------------------------------------------------------
WestPoint Stevens                                    334,600           2,506
-------------------------------------------------------------------------------
                                                                      38,892
-------------------------------------------------------------------------------

Cosmetics  0.1%
Chattem *                                            328,100           1,887
-------------------------------------------------------------------------------
                                                                       1,887
-------------------------------------------------------------------------------
Total Consumer Nondurables                                           326,864
-------------------------------------------------------------------------------

CONSUMER SERVICES  9.1%
Restaurants  1.5%
Applebee's                                           239,300   $       7,575
-------------------------------------------------------------------------------
BUCA * +                                             760,600          11,148
-------------------------------------------------------------------------------
PJ America * +                                       278,600           1,585
-------------------------------------------------------------------------------
Ruby Tuesday                                         691,700          10,548
-------------------------------------------------------------------------------
Uno Restaurant *                                     382,300           3,154
-------------------------------------------------------------------------------
                                                                      34,010
-------------------------------------------------------------------------------
General Merchandisers  2.7%
Bon-Ton Stores * +                                   710,700           1,921
-------------------------------------------------------------------------------
Casey's General Stores                             1,583,900          23,560
-------------------------------------------------------------------------------
Columbia Sportswear *                                315,800          15,751
-------------------------------------------------------------------------------
Neiman Marcus Group *                                546,100          19,421
-------------------------------------------------------------------------------
                                                                      60,653
-------------------------------------------------------------------------------
Specialty Merchandisers  1.2%
O' Charley's * +                                     973,100          17,394
-------------------------------------------------------------------------------
PurchasePro.com *                                    325,300           5,682
-------------------------------------------------------------------------------
Urban Outfitters *                                   421,000           3,355
-------------------------------------------------------------------------------
Wild Oats Markets *                                  334,600           1,443
-------------------------------------------------------------------------------
                                                                      27,874
-------------------------------------------------------------------------------

Entertainment and Leisure  1.4%
Houghton Mifflin                                     365,100          16,932
-------------------------------------------------------------------------------
Papa John's International *                          382,300           8,542
-------------------------------------------------------------------------------
Sonic *                                              296,400           6,928
-------------------------------------------------------------------------------
                                                                      32,402
-------------------------------------------------------------------------------
Media and Communications  2.3%
American Tower (Class A) *                            57,600           2,182
-------------------------------------------------------------------------------
Citadel Communications *                             507,400           6,073
-------------------------------------------------------------------------------
Classic Communications (Class A) *                   280,000             586
-------------------------------------------------------------------------------
Emmis Broadcasting (Class A) *                       416,900          11,934
-------------------------------------------------------------------------------
Entercom Communications *                            185,000           6,371
-------------------------------------------------------------------------------
Pegasus Communications *                             170,600           4,398
-------------------------------------------------------------------------------
Sinclair Broadcast Group (Class A) *               1,079,100          10,808
-------------------------------------------------------------------------------
Young Broadcasting (Class A) *                       247,600           8,248
-------------------------------------------------------------------------------
                                                                      50,600
-------------------------------------------------------------------------------
Total Consumer Services                                              205,539
-------------------------------------------------------------------------------

CONSUMER CYCLICALS  9.6%
Automobiles and Related  2.4%
A.O. Smith (Class B)                               1,008,900   $      17,214
-------------------------------------------------------------------------------
Adrian Steel +                                        13,000           5,018
-------------------------------------------------------------------------------
Keystone Automotive *                                247,400           1,728
-------------------------------------------------------------------------------
Littelfuse *                                         813,300          23,332
-------------------------------------------------------------------------------
Strattec Security *                                  191,200           5,975
-------------------------------------------------------------------------------
                                                                      53,267
-------------------------------------------------------------------------------

Building and Real Estate  4.8%
Apartment Investment & Management, REIT              143,400           7,161
-------------------------------------------------------------------------------
Arden Realty, REIT                                   633,900          15,927
-------------------------------------------------------------------------------
EastGroup Properties, REIT +                         800,400          17,909
-------------------------------------------------------------------------------
First Washington Realty Trust, REIT                  310,800           8,022
-------------------------------------------------------------------------------
Glenborough Realty Trust, REIT                       642,600          11,165
-------------------------------------------------------------------------------
JP Realty, REIT                                      672,100          10,586
-------------------------------------------------------------------------------
Parkway Properties, REIT +                           672,000          19,950
-------------------------------------------------------------------------------
Reckson Associates Realty (Class B), REIT            218,650           5,944
-------------------------------------------------------------------------------
Woodhead Industries +                                573,900          11,245
-------------------------------------------------------------------------------
                                                                     107,909
-------------------------------------------------------------------------------
Miscellaneous Consumer Durables  2.4%
CompX International +                                463,700           4,145
-------------------------------------------------------------------------------
Harman International                               1,064,500          38,854
-------------------------------------------------------------------------------
Intranet Solutions *                                 244,500          12,431
-------------------------------------------------------------------------------
                                                                      55,430
-------------------------------------------------------------------------------
Total Consumer Cyclicals                                             216,606
-------------------------------------------------------------------------------

TECHNOLOGY  9.7%
Electronic Components  3.9%
American Superconductor *                            160,300           4,589
-------------------------------------------------------------------------------
Analogic                                             401,800          17,993
-------------------------------------------------------------------------------
Artesyn Technologies *                               573,900           9,254
-------------------------------------------------------------------------------
ATMI *                                               425,200           8,292
-------------------------------------------------------------------------------
Benchmark Electronics *                              410,300           9,257
-------------------------------------------------------------------------------
Exar *                                               288,000           8,919
-------------------------------------------------------------------------------
Methode Electronics (Class A)                        665,700          15,103
-------------------------------------------------------------------------------
MKS Instruments *                                    249,500           3,844
-------------------------------------------------------------------------------
QuickLogic *                                         465,700   $       3,245
-------------------------------------------------------------------------------
SIPEX *                                              334,600           7,968
-------------------------------------------------------------------------------
                                                                      88,464
-------------------------------------------------------------------------------

Electronic Systems  2.2%
Applied Micro Circuits *                              23,800           1,789
-------------------------------------------------------------------------------
Armor Holdings * +                                 1,148,900          20,034
-------------------------------------------------------------------------------
Black Box *                                          378,300          18,288
-------------------------------------------------------------------------------
Lifeline Systems * +                                 334,600           4,203
-------------------------------------------------------------------------------
Lo-Jack *                                            603,800           4,604
-------------------------------------------------------------------------------
                                                                      48,918
-------------------------------------------------------------------------------
Telecommunications  0.9%
Airgate PCS *                                         76,800           2,722
-------------------------------------------------------------------------------
Airnet Commerce *                                     21,800             148
-------------------------------------------------------------------------------
Ditech Communications *                              115,200           1,861
-------------------------------------------------------------------------------
Harmonic *                                           526,300           3,010
-------------------------------------------------------------------------------
Peco II *                                            204,600           5,288
-------------------------------------------------------------------------------
Vyyo *                                                92,700             569
-------------------------------------------------------------------------------
West TeleServices *                                  286,800           8,084
-------------------------------------------------------------------------------
                                                                      21,682
-------------------------------------------------------------------------------
Aerospace and Defense  1.1%
DONCASTERS ADR *                                      95,300           1,906
-------------------------------------------------------------------------------
Harsco                                               569,000          14,047
-------------------------------------------------------------------------------
Woodward Governor                                    187,700           8,476
-------------------------------------------------------------------------------
                                                                      24,429
-------------------------------------------------------------------------------
Information Processing  0.9%
F. Y. I. *                                           567,000          21,032
-------------------------------------------------------------------------------
                                                                      21,032
-------------------------------------------------------------------------------

Specialized Computer  0.2%
Activision *                                         191,600           2,880
-------------------------------------------------------------------------------
Virata *                                              76,500             834
-------------------------------------------------------------------------------
                                                                       3,714
-------------------------------------------------------------------------------
Office Automation  0.5%
Technitrol                                           278,000          11,433
-------------------------------------------------------------------------------
                                                                      11,433
-------------------------------------------------------------------------------
Total Technology                                                     219,672
-------------------------------------------------------------------------------

CAPITAL EQUIPMENT  1.3%
Electrical Equipment  0.6%
hi/fn *                                              196,600   $       5,413
-------------------------------------------------------------------------------
LSI Industries                                       435,800           8,852
-------------------------------------------------------------------------------
                                                                      14,265
-------------------------------------------------------------------------------
Machinery  0.7%
Actuant                                            1,264,300           3,793
-------------------------------------------------------------------------------
Brooks Automation *                                  279,800           7,843
-------------------------------------------------------------------------------
NN Ball & Roller                                     334,600           3,032
-------------------------------------------------------------------------------
                                                                      14,668
-------------------------------------------------------------------------------
Total Capital Equipment                                               28,933
-------------------------------------------------------------------------------

BUSINESS SERVICES AND
TRANSPORTATION  20.0%
Computer Service and Software  6.1%
724 Solutions *                                       11,500             192
-------------------------------------------------------------------------------
Actuate *                                            192,900           3,695
-------------------------------------------------------------------------------
Analysts International                               554,100           2,164
-------------------------------------------------------------------------------

BISYS Group *                                        391,200          20,514
-------------------------------------------------------------------------------
Cambridge Technology Partners *                      286,000             719
-------------------------------------------------------------------------------
Concord Communications *                             171,800           1,506
-------------------------------------------------------------------------------
Digital Impact *                                     408,900             965
-------------------------------------------------------------------------------
Electronic Arts *                                     95,300           4,065
-------------------------------------------------------------------------------
Genomica *                                            16,100              87
-------------------------------------------------------------------------------
Great Plains Software *                              117,700           5,539
-------------------------------------------------------------------------------
iGATE Capital *                                      382,300           1,069
-------------------------------------------------------------------------------
Interact Commerce *                                  206,100           1,687
-------------------------------------------------------------------------------
Jack Henry & Associates                               47,700           2,962
-------------------------------------------------------------------------------
Keynote Systems *                                    264,100           3,755
-------------------------------------------------------------------------------
Loislaw.com *                                         95,000             405
-------------------------------------------------------------------------------
net.Genesis *                                        239,300             785
-------------------------------------------------------------------------------
NetIQ *                                              240,300          20,989
-------------------------------------------------------------------------------
Packeteer *                                          332,600           4,126
-------------------------------------------------------------------------------
Pixelworks *                                         150,600           3,389
-------------------------------------------------------------------------------
Progress Software *                                1,315,000          19,026
-------------------------------------------------------------------------------
PSINet *                                             365,400             274
-------------------------------------------------------------------------------
Quest Software *                                      55,600   $       1,562
-------------------------------------------------------------------------------
Register.com *                                       215,500           1,515
-------------------------------------------------------------------------------
Sonicwall *                                          104,300           1,692
-------------------------------------------------------------------------------
SPSS *                                               268,100           5,974
-------------------------------------------------------------------------------

SunGard Data Systems *                                37,100           1,748
-------------------------------------------------------------------------------
Telecommunication Systems *                           17,200              62
-------------------------------------------------------------------------------
USinternetworking *                                1,051,600           5,225
-------------------------------------------------------------------------------
Verity *                                             175,300           4,213
-------------------------------------------------------------------------------
WebTrends *                                          382,400          11,078
-------------------------------------------------------------------------------
Zebra Technologies (Class A) *                       150,600           6,208
-------------------------------------------------------------------------------
                                                                     137,190
-------------------------------------------------------------------------------
Distribution Services  2.5%
MSC Industrial Direct *                              403,900           7,296
-------------------------------------------------------------------------------
Primesource                                          145,900             638
-------------------------------------------------------------------------------
SCP Pool * +                                         861,100          25,860
-------------------------------------------------------------------------------
SunSource *                                          204,600             627
-------------------------------------------------------------------------------
United Stationers *                                  516,400          12,829
-------------------------------------------------------------------------------
Watsco (Class A)                                     716,400           8,253
-------------------------------------------------------------------------------
                                                                      55,503
-------------------------------------------------------------------------------
Environmental  0.5%
CUNO *                                               361,700           9,777
-------------------------------------------------------------------------------
IT Group *                                           473,700           2,368
-------------------------------------------------------------------------------
Waterlink *                                          447,800             175
-------------------------------------------------------------------------------
                                                                      12,320
-------------------------------------------------------------------------------
Transportation Services  3.3%
C.H. Robinson Worldwide                              308,300           9,702
-------------------------------------------------------------------------------
Comfort Systems USA *                                740,800           1,574
-------------------------------------------------------------------------------
EGL *                                                316,100           7,517
-------------------------------------------------------------------------------
Expeditors International of Washington               356,600          19,223
-------------------------------------------------------------------------------
Heartland Express *                                   77,327           1,769
-------------------------------------------------------------------------------

Hub Group (Class A) *                                 93,300             843
-------------------------------------------------------------------------------
International Shipholding                            135,562             847
-------------------------------------------------------------------------------
SEACOR SMIT *                                        487,600          25,660
-------------------------------------------------------------------------------
UTI Worldwide *                                      365,000           7,186
-------------------------------------------------------------------------------
                                                                      74,321
-------------------------------------------------------------------------------
Miscellaneous Business Services  7.3%
AnswerThink *                                        287,000           1,041
-------------------------------------------------------------------------------
Corio *                                               41,500              86
-------------------------------------------------------------------------------
Electro Rent *                                       566,000   $       8,030
-------------------------------------------------------------------------------
G&K Services                                         382,700          10,799
-------------------------------------------------------------------------------
Herman Miller                                        210,500           6,045
-------------------------------------------------------------------------------
Insituform Technologies (Class A) *                  689,400          27,511
-------------------------------------------------------------------------------
Iron Mountain *                                      671,450          24,928
-------------------------------------------------------------------------------
Ivex Packaging *                                     813,200           8,895
-------------------------------------------------------------------------------
kForce.com *                                          91,312             285
-------------------------------------------------------------------------------
Maximus *                                            740,800          25,882
-------------------------------------------------------------------------------
McGrath RentCorp                                     290,900           5,536
-------------------------------------------------------------------------------
MPW Industrial Services Group * +                    550,100             567
-------------------------------------------------------------------------------
New England Business Service +                       833,100          15,204
-------------------------------------------------------------------------------
Strayer Education                                    374,800           9,452
-------------------------------------------------------------------------------
Tetra Tech *                                         673,950          21,461
-------------------------------------------------------------------------------
                                                                     165,722
-------------------------------------------------------------------------------

Airlines  0.3%
Midwest Express Holdings *                           492,200           7,229
-------------------------------------------------------------------------------
                                                                       7,229
-------------------------------------------------------------------------------
Total Business Services and Transportation                           452,285
-------------------------------------------------------------------------------

ENERGY  8.2%
Energy Services  1.7%
Atwood Oceanics *                                    297,900          13,051
-------------------------------------------------------------------------------
Cooper Cameron *                                      89,500           5,912
-------------------------------------------------------------------------------
Grant Prideco *                                      131,950           2,895
-------------------------------------------------------------------------------
Hydril *                                             141,400           2,492
-------------------------------------------------------------------------------
Smith International *                                 95,300           7,106
-------------------------------------------------------------------------------
Weatherford International *                          131,950           6,235
-------------------------------------------------------------------------------
                                                                      37,691
-------------------------------------------------------------------------------
Exploration and Production  6.5%
Barrett Resources *                                  620,600          35,258
-------------------------------------------------------------------------------
Chieftain International *                            573,900          15,854
-------------------------------------------------------------------------------
Cross Timbers Oil                                  1,024,950          28,442
-------------------------------------------------------------------------------
Forest Oil *                                         484,950          17,883
-------------------------------------------------------------------------------
Key Energy Services *                              1,052,600          10,986
-------------------------------------------------------------------------------
National Oilwell *                                   317,100          12,268
-------------------------------------------------------------------------------
Noble Affiliates                                     590,000          27,140
-------------------------------------------------------------------------------
                                                                     147,831
-------------------------------------------------------------------------------
Total Energy                                                         185,522
-------------------------------------------------------------------------------

PROCESS INDUSTRIES  2.4%
Specialty Chemicals  0.1%
MacDermid                                             95,300   $       1,811
-------------------------------------------------------------------------------
                                                                       1,811
-------------------------------------------------------------------------------
Paper and Paper Products  0.5%
Buckeye Technologies *                               573,900           8,070
-------------------------------------------------------------------------------
Smurfit-Stone Container *                            191,600           2,856
-------------------------------------------------------------------------------
                                                                      10,926
-------------------------------------------------------------------------------
Building and Construction  0.7%
Dal-Tile International *                             226,300           3,211
-------------------------------------------------------------------------------
Layne Christensen *                                  343,600           1,128
-------------------------------------------------------------------------------
Simpson Manufacturing *                              141,400           7,211
-------------------------------------------------------------------------------
Trex *                                                59,700           1,504
-------------------------------------------------------------------------------
U.S. Aggregates                                      368,700           2,834
-------------------------------------------------------------------------------
                                                                      15,888
-------------------------------------------------------------------------------
Diversified Chemicals  1.1%
Arch Chemicals                                       817,500          14,511
-------------------------------------------------------------------------------
Cabot Microelectronics *                             191,700           9,974
-------------------------------------------------------------------------------
                                                                      24,485
-------------------------------------------------------------------------------
Total Process Industries                                              53,110
-------------------------------------------------------------------------------

BASIC MATERIALS  1.9%
Metals  1.6%
Gibraltar Steel                                      190,500           3,364
-------------------------------------------------------------------------------
Material Sciences *                                  693,400           5,330
-------------------------------------------------------------------------------
Matthews International (Class A) +                   889,700          28,192
-------------------------------------------------------------------------------
                                                                      36,886
-------------------------------------------------------------------------------

Mining  0.3%
Battle Mountain Gold *                             2,185,300           3,688
-------------------------------------------------------------------------------
Coal Creek +                                           9,295             730
-------------------------------------------------------------------------------
Lihir Gold (USD) *                                 7,996,400           2,709
-------------------------------------------------------------------------------
                                                                       7,127
-------------------------------------------------------------------------------
Total Basic Materials                                                 44,013
-------------------------------------------------------------------------------

MISCELLANEOUS  0.0%
ADM Cranberry *                                          164               4
-------------------------------------------------------------------------------
Total Miscellaneous                                                        4
-------------------------------------------------------------------------------

EDUCATION  0.0%
Education  0.0%
ITT Educational Services *                            37,700   $         829
-------------------------------------------------------------------------------
Total Education                                                          829
-------------------------------------------------------------------------------

FOREIGN  0.1%
Other Foreign  0.1%
ValiCert *                                           287,000           1,816
-------------------------------------------------------------------------------
Total Foreign                                                          1,816
-------------------------------------------------------------------------------
Total Common Stocks (Cost  $1,792,827)                             2,105,602

CONVERTIBLE BONDS  0.1%
Vantive, 4.75%, 9/1/02                             3,000,000           3,092
-------------------------------------------------------------------------------
Total Convertible Bonds (Cost  $2,527)                                 3,092

SHORT-TERM INVESTMENTS  8.7%
Money Market Funds  8.7%
Reserve Investment Fund, 6.69% #                 197,280,222         197,280
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost  $197,280)                        197,280

Total Investments in Securities
101.9% of Net Assets (Cost $1,992,634)                         $   2,305,974

Other Assets Less Liabilities                                        (43,112)

NET ASSETS                                                     $   2,262,862

    #  Seven-day yield
    +  Affiliated company
    *  Non-income producing
  ADR  American Depository Receipt
 REIT  Real Estate Investment Trust

  The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Small-Cap Stock Fund
----------------------------------                            Dcember 31, 2000
Statement of Assets and Liabilities
-----------------------------------                               In thousands
ASSETS
------

Investments in securities, at value
     Affiliated companies (cost $203,461)                      $      206,486
     Other companies (cost $1,789,173)                              2,099,488
     Total investments in securities                                2,305,974

Other assets                                                           10,657
Total assets                                                        2,316,631

LIABILITIES
Total liabilities                                                      53,769

NET ASSETS                                                     $    2,262,862

Net Assets Consist of:
Accumulated net realized gain/loss - net of distributions      $        2,585
Net unrealized gain (loss)                                            313,340
Paid-in-capital applicable to 94,790,683 shares of
$0.50 par value capital stock outstanding;
200,000,000 shares authorized                                       1,946,937

NET ASSETS                                                     $    2,262,862

NET ASSET VALUE PER SHARE

Small-Cap Stock shares
($2,255,383,054/94,477,565 shares outstanding)                 $        23.87

Small-Cap Stock Advisor Class shares
($7,479,006/313,118 shares outstanding)                        $        23.89


The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Small-Cap Stock Fund
----------------------------------
STATEMENT OF OPERATIONS
-----------------------                                          In thousands
                                                                          Year
                                                                         Ended
                                                                      12/31/00
  Investment Income (Loss)
  Income
    Dividend (including $5,251 from affiliated companies)          $    19,183
    Interest                                                            12,785
-------------------------------------------------------------------------------
    Total income                                                        31,968
-------------------------------------------------------------------------------
  Expenses
    Investment management                                               15,623
    Shareholder servicing
      Small-Cap Stock shares                                             2,965
      Small-Cap Stock Advisor Class shares                                   -
    Registration                                                           215
    Custody and accounting                                                 199
    Prospectus and shareholder reports
      Small-Cap Stock shares                                               127
      Small-Cap Stock Advisor Class shares                                   -
    Legal and audit                                                         24
    Directors                                                               10
    Miscellaneous                                                           11
-------------------------------------------------------------------------------
    Total expenses                                                      19,174
    Expenses paid indirectly                                               (40)
-------------------------------------------------------------------------------
    Net expenses                                                        19,134
-------------------------------------------------------------------------------
  Net investment income (loss)                                          12,834
-------------------------------------------------------------------------------
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Securities (including $17,918 from affiliated companies)           187,797
    Foreign currency transactions                                            3
-------------------------------------------------------------------------------
    Net realized gain (loss)                                           187,800
  Change in net unrealized gain or loss on securities
  (including $5,176 from affiliated companies)                          97,585
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                              285,385
-------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                           $   298,219

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Small-Cap Stock Fund
----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                In thousands
                                                            Year
                                                           Ended
                                                        12/31/00       12/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                        $   12,834     $    6,337
  Net realized gain (loss)                               187,800        131,905
  Change in net unrealized gain or loss                   97,585         77,185
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations      298,219        215,427
--------------------------------------------------------------------------------
Distributions to shareholders
  Net investment income
    Small-Cap Stock shares                               (12,079)        (5,845)
    Small-Cap Stock Advisor Class shares                     (49)             -
  Net realized gain
    Small-Cap Stock shares                              (212,307)       (65,022)
    Small-Cap Stock Advisor Class shares                    (673)             -
--------------------------------------------------------------------------------
  Decrease in net assets from distributions             (225,108)       (70,867)
--------------------------------------------------------------------------------
Capital share transactions *
  Shares sold
    Small-Cap Stock shares                               912,777        918,700
    Small-Cap Stock Advisor Class shares                   8,702              -
  Distributions reinvested
    Small-Cap Stock shares                               212,796         66,463
    Small-Cap Stock Advisor Class shares                     426              -
  Shares redeemed
    Small-Cap Stock shares                              (684,077)      (541,991)
    Small-Cap Stock Advisor Class shares                  (1,199)             -
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from
  capital share transactions                             449,425        443,172
--------------------------------------------------------------------------------
Net Assets
Increase (decrease) during period                        522,536        587,732
Beginning of period                                    1,740,326      1,152,594
--------------------------------------------------------------------------------
End of period                                         $2,262,862     $1,740,326
================================================================================
*Share information
  Shares sold
    Small-Cap Stock shares                                36,839         44,046
    Small-Cap Stock Advisor Class shares                     345              -
  Distributions reinvested
    Small-Cap Stock shares                                 9,224          3,120
    Small-Cap Stock Advisor Class shares                      18              -
  Shares redeemed
    Small-Cap Stock shares                               (27,904)       (26,285)
    Small-Cap Stock Advisor Class shares                     (50)             -
--------------------------------------------------------------------------------
  Increase (decrease) in shares outstanding               18,472         20,881

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Small-Cap Stock Fund
----------------------------------                            December 31, 2000
NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price Small-Cap Stock, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has two classes of shares -- Small-Cap Stock, offered since June 1, 1956, and Small-Cap Stock Advisor Class, first offered on March 31, 2000. Small-Cap Stock Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     Class Accounting The Small-Cap Stock Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets; no such fees were incurred during the period ended December 31, 2000. Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions are declared and paid by the fund on an annual basis.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Purchases  and  sales  of  portfolio  securities,   other  than  short-term
securities, aggregated $820,018,000 and $606,636,000, respectively, for the year ended December 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to redemptions in-kind and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain.
The results of operations and net assets were not affected by the increases/(decreases) to these accounts.



    Undistributed net investment income                          $  (1,016,000)
    Undistributed net realized gain                                (46,264,000)
    Paid-in-capital                                                 47,280,000



     At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,992,634,000. Net unrealized gain aggregated $313,340,000 at period-end, of which $618,696,000 related to appreciated investments and $305,356,000 to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS
----------------------------------

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $1,431,000 was payable at December 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.45% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Group (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     The manager has agreed to bear any expenses through December 31, 2001, which would cause Small-Cap Stock Advisor Class's ratio of total expenses to average net assets to exceed 1.20%. Thereafter, through December 31, 2003, Small-Cap Stock Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of expenses to average net assets to exceed 1.20%.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,230,000 for the year ended December 31, 2000, of which $205,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $12,265,000 and are reflected as interest income in the accompanying Statement of Operations.

================================================================================

T. Rowe Price Small-Cap Stock Fund
----------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

To the Board of Directors and Small-Cap Stock Shareholders of
T. Rowe Price Small-Cap Stock Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Small-Cap Stock Fund, Inc. (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period September 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
January 19, 2001

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T. Rowe Price Small-Cap Stock Fund
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    TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
    -----------------------------------------------------------

        We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

        The fund's distributions to shareholders included:

        *    $38,761,000 from short-term capital gains,
        * $193,136,000 from long-term capital gains, subject to the 20% rate gains category.

        For corporate shareholders, $11,541,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

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FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A
WEEK By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAININFORMATION, CALL:
1-800-638-5660

FOR THE HEARING IMPAIRED, CALL:
1-800-367-0763

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

WALK-IN INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters


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BALTIMORE AREA
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley
Colorado Springs
2260 Briargate Parkway

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

SAN FRANCISCO AREA
1990 North California Boulevard
Suite 100
Walnut Creek

TAMPA
4200 West Cypress Street
10th Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.       F65-050  12/31/00